Apr. 30, 2017

Praxis Mutual Funds

Praxis International Index Fund

Supplement dated February 28, 2018 (“Supplement”) to the

Summary Prospectus dated April 30, 2017, as restated September 12, 2017 and Prospectus dated April 30, 2017

This Supplement contains new and additional information and should be read in connection with your

Summary Prospectus and Prospectus.

IMPORTANT NOTICE REGARDING CHANGE IN MANAGEMENT FEES

AND PORTFOLIO MANAGEMENT

1.	At a Meeting held on February 24-25, 2018, the Board of Trustees of the Praxis Mutual Funds (the “Board”) approved a reduction in the management fee for the Praxis International Index Fund (the “Fund”). As a result, effective March 1, 2018, the following changes are being made to the Fund’s Prospectus:

a.	The tables entitled “Fees and Expenses” and “Example” will be revised as follows:

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Praxis Mutual Funds. More information about these and other discounts is available from your financial professional and in the section titled “Sales Charge Reductions” on page 56 of the Fund’s prospectus.

Shareholder Fees (fees paid directly from your investment)	Class A	Class I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.25%	None
Redemption fee (as a percentage of amount redeemed, if applicable)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class I
Management fees[1]	0.48%	0.48%
Distribution and Service (12b-1) fees	0.25%	None
Other Expenses[2]	0.47%	0.17%
Total Annual Fund Operating Expenses	1.20%	0.65%

[1]	“Management Fees” have been restated to reflect current fees.
[2]	Includes indirect expenses of securities of other mutual funds held by the Fund, if any.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5 percent return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$641	$886	$1,150	$1,903
Class I	$66	$208	$362	$810